Fair Value Measurements - Summary Of Quantitative Information Regarding Fair Value Measurements Of Warrants (Detail) - $ / shares		2 Months Ended	5 Months Ended
	Sep. 25, 2020	Sep. 30, 2020	Dec. 31, 2020
Option Pricing Method | Risk-free interest rate | Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Risk-free interest rate	0.26%	0.28%
Option Pricing Method | Trading days per year | Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading days per year	252 days	252 days
Option Pricing Method | Expected volatility | Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected volatility	24.00%	24.00%
Option Pricing Method | Exercise price | Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Exercise price	$ 11.50	$ 11.50
Option Pricing Method | Stock Price | Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock Price	$ 9.36	$ 9.36
Black Scholes Model | Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected volatility		24.00%	25.00%
Exercise price		$ 11.50	$ 11.50
Stock Price		$ 9.36	$ 10.08
Black Scholes Model | Risk-free interest rate | Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Risk-free interest rate	0.12%	0.42%	0.36%
Black Scholes Model | Trading days per year | Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading days per year	252 days	252 days	252 days
Black Scholes Model | Expected volatility | Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected volatility	24.00%
Black Scholes Model | Exercise price | Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Exercise price	$ 11.50
Black Scholes Model | Stock Price | Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock Price	$ 9.36